Shareholders' Equity - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Jan. 27, 2017 shares	Jul. 29, 2017 shares	Oct. 29, 2016 shares	Jan. 25, 2017 shares	Oct. 31, 2015 shares
Class of Stock [Line Items]
Common stock, authorized shares		605,000,000	605,000,000
Stock split ratio	80	80	80
Common Stock [Member]
Class of Stock [Line Items]
Common stock, authorized shares	605,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, authorized shares	95,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, authorized shares		46,000,000	46,000,000	46,000,000	46,000,000
Common Stock, Voting Rights			One vote per share
Common Class B [Member]
Class of Stock [Line Items]
Common stock, authorized shares		43,200,000	43,200,000	43,200,000	43,200,000
Common Stock, Voting Rights			Two votes per share